Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 178,896	€ 192,021
Interbank balances (w/o central banks)	[1]	7,195	7,342
Central bank funds sold and securities purchased under resale agreements	[1]	11,478	8,368
Securities borrowed	[1]	0	63
Loans	[1]	491,175	472,069
Other financial assets	[1]	110,066	97,282	[2]
Financial liabilities:
Deposits	[1]	629,183	604,396
Central bank funds purchased and securities sold under repurchase agreements	[1]	573	747
Securities loaned	[1]	13	24
Other short-term borrowings	[1]	5,122	4,034
Other financial liabilities	[1]	93,135	81,047
Long-term debt	[1]	131,525	144,485
Trust preferred securities	[1]	500	528
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	178,896	192,021
Interbank balances (w/o central banks)	[1]	7,195	7,342
Central bank funds sold and securities purchased under resale agreements	[1]	11,505	8,429
Securities borrowed	[1]	0	63
Loans	[1]	461,070	476,674
Other financial assets	[1]	107,878	97,426	[2]
Financial liabilities:
Deposits	[1]	629,629	604,645
Central bank funds purchased and securities sold under repurchase agreements	[1]	572	745
Securities loaned	[1]	13	24
Other short-term borrowings	[1]	5,121	4,035
Other financial liabilities	[1]	93,135	81,047
Long-term debt	[1]	127,743	146,871
Trust preferred securities	[1]	426	587
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	178,896	192,021
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	16,046	9,048
Financial liabilities:
Deposits	[1]	1,736	307
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	2,007	2,023
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	7,194	7,342
Central bank funds sold and securities purchased under resale agreements	[1]	10,363	7,651
Securities borrowed	[1]	0	63
Loans	[1]	12,038	13,682
Other financial assets	[1]	90,842	88,029	[2]
Financial liabilities:
Deposits	[1]	627,893	604,338
Central bank funds purchased and securities sold under repurchase agreements	[1]	572	745
Securities loaned	[1]	13	24
Other short-term borrowings	[1]	5,115	4,010
Other financial liabilities	[1]	91,127	79,023
Long-term debt	[1]	123,525	141,189
Trust preferred securities	[1]	426	587
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	1,142	778
Securities borrowed	[1]	0	0
Loans	[1]	449,032	462,991
Other financial assets	[1]	989	349
Financial liabilities:
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	7	25
Other financial liabilities	[1]	0	0
Long-term debt	[1]	4,219	5,683
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
[2]	Prior year’s comparatives aligned to presentation in the current year.